General and administrative expenses	9 Months Ended
May 31, 2025
Notes and other explanatory information [abstract]
General and administrative expenses

18.	General and administrative expenses

	Three months ended May 31,		Nine months ended May 31,
	2025	2024	2025	2024
Directors’ fees (Note 17)	$105	$67	$248	$196
Insurance	59	84	179	255
Office and general	46	80	174	225
Shareholder information	158	71	523	368
Professional fees	216	93	618	338
Salaries and benefits (Note 17)	515	534	2,194	1,788
Consulting	115	98	511	454
Share-based compensation expense (Notes 14 and 17)	453	280	1,882	1,493
Travel and accommodation	53	55	165	168
Depreciation	11	14	40	46
Other	6	7	14	30
Total general and administrative expenses	$1,737	$1,383	$6,548	$5,361